INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2022	2023

Customer contracts	8	1,641,900	1,518,587
Software		—	72,077
Licenses		15,782	15,782
Others		364	464
		1,658,046	1,606,910
Less: accumulated amortization		(610,337)	(801,612)
Less: impairment losses	2(o)	—	(116,748)
Intangible assets, net		1,047,709	688,550

The Company’s customer contracts were acquired in business combinations (Note 8). Amortization of intangible assets was RMB192,486, RMB235,292 and RMB314,780 for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2024	212,902
2025	189,909
2026	169,440
2027	43,686
2028	16,899
Thereafter	55,714
Total	688,550